UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Dec 31, 2009.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     February 8, 2010


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       80
Form 13F Information Table Value Total:	      551,056,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      28,780   136,572   Sole   None
Oracle Corporation              38389x105      21,519   877,260   Sole   None
Google Inc                      38259P508      21,422    34,553   Sole   None
United Technologies             913017109      21,322   307,184   Sole   None
Berkshire Hathaway      B       084670207      20,413     6,212   Sole   None
PepsiCo, Inc.                   713448108      20,240   332,887   Sole   None
Alcon Inc                       H01301102      19,355   117,769   Sole   None
Walgreen Co                     931422109      19,192   522,644   Sole   None
Microsoft Corp                  594918104      18,539   608,224   Sole   None
Procter & Gamble                742718109      18,032   297,402   Sole   None
Ace Ltd                         H0023R105      16,759   332,518   Sole   None
Alliant Techsystems Inc.        018804104      15,998   181,244   Sole   None
Novo-Nordisk                    670100205      15,872   248,586   Sole   None
Teva Pharmaceutical Inds	881624209      15,831   281,793   Sole	 None
Cisco Systems Inc               17275R102      15,732   657,122   Sole   None
Nike Inc.                       654106103      15,232   230,539   Sole   None
ConocoPhillips                  20825C104      14,957   292,872   Sole   None
Rockwell Collins                774341101      14,824   267,767   Sole   None
Devon Energy Corp New           25179M103      14,257   193,969   Sole   None
Amphenol Corp			032095101      13,993   303,015   Sole   None
Emerson Electric                291011104      13,839   324,863   Sole   None
Transocean Sedco Forex          G90078109      13,421   162,088   Sole   None
Becton Dickinson & Co           075887109      12,589   159,641   Sole   None
Wal-Mart Stores Inc		931142103      12,381   231,635   Sole	 None
Adobe Systems                   00724F101      12,291   334,174   Sole   None
America Movil SAB de CV         02364W105      12,113   257,842   Sole   None
Petroleo Brasileiro A           71654V408      11,826   248,028   Sole   None
Energizer Holdings Inc          29266R108      11,499   187,642   Sole   None
Intuit                          461202103      10,881   354,080   Sole   None
ITT Education Services          45068B109      10,693   111,432   Sole   None
Lincoln Elec Hldgs Inc          533900106      10,067   188,311   Sole   None
Wells Fargo & Co.               949746101       9,608   355,974   Sole   None
Johnson & Johnson               478160104       9,420   146,253   Sole   None
Berkshire Hathaway      A       084670108       3,274        33   Sole   None
Mastercard Inc.                 57636Q104       2,762    10,791   Sole   None
Gilead Sciences Inc Com         375558103       2,512    58,051   Sole   None
Flir Systems Inc		302445101	2,308	 70,519	  Sole	 None
Middleby Corp.			596278101	1,732    35,339   Sole   None
Schlumberger Ltd                806857108       1,689    25,951   Sole   None
CVS Caremark Corp               126650100       1,598    49,622   Sole   None
3M Company                      88579Y101       1,366    16,528   Sole   None
Ishares Ftse/Xinhua China       464287184       1,294    30,610   Sole   None
Ishare MSCI Brazil F            464286400       1,240    16,618   Sole   None
Perrigo Company                 714290103       1,224    30,725   Sole   None
Waters Corp                     941848103       1,192    19,240   Sole   None
Apache Corp			037411105	1,157	 11,210   Sole   None
Petmedexpress Inc               816382106       1,098    62,178   Sole   None
Quality Systems                 747582104       1,084    17,256   Sole   None
GameStop Corp                   36467W109       1,049    47,791   Sole   None
Ishares MSCI EMIF               464287234         970    23,379   Sole   None
Freeport McMoran Copper         35671D857         692     8,615   Sole   None
Exxon Mobil Corp                30231g102         681     9,988   Sole   None
Yamana Gold Inc                 98462Y100         659    57,908   Sole   None
Market Vectors Agribusiness     57060U605         642    14,651   Sole   None
Walt Disney Co                  254687106         508    15,753   Sole   None
Suntech Power Holdings Co       86800C104         496    29,800   Sole   None
Carnival Corp                   30231g102         466    14,700   Sole   None
Halliburton Company             406216101         451    14,974   Sole   None
Medtronic Inc                   585055106         449    10,201   Sole   None
Baxter International            071813109         426     7,254   Sole   None
Rehabcare Group Inc.		759148109	  370	 12,155   Sole   None
Goldman Sachs Group             38141G104         369     2,188   Sole   None
Noble Corporation               H5833N103         357     8,780   Sole   None
Bank of America                 060505104         351    23,336   Sole   None
Standard & Poor's Dep/Re        78462F103         344     3,087   Sole   None
iShares Barclays TIPS Bond      464287176         312     3,000   Sole   None
Encana Corp                     292505104         289     8,925   Sole   None
Chevron Corp New                166764100         254     3,305   Sole   None
Quanta Services Inc             74762E102         254    12,190   Sole   None
Kayne Anderson MLP              486606106         250     9,994   Sole   None
Coca Cola Co                    191216100         246     4,320   Sole   None
Hewlett-Packard Co              428236103         239     4,638   Sole   None
Kraft Foods Inc.                50075N104         228     8,374   Sole   None
Cenovus Energy Inc              15135U109         225     8,925   Sole   None
Emc Corporation                 268648102         217    12,400   Sole   None
Royal Dutch Shell Cl A          780259206         213     3,538   Sole   None
Varian Medical Sys Inc          92220P105         208     4,450   Sole   None
MSCKI India Index               06739F291         206     3,220   Sole   None
Weatherford International Ltd   G95089101         201    11,200   Sole   None
Nine Mile Software Inc          654409101          10    28,570   Sole   None

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